Property and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
14.	Property and equipment

(a)	Details of property and equipment as of December 31, 2023 and 2024 are as follows:

	2023
	Acquisition cost		Accumulated depreciation	Accumulated Impairment	Carrying amount
Land	~~W~~	2,043,119	—	—	2,043,119
Buildings		1,307,424	(508,171)	(9,002)	790,251
Other assets		2,410,101	(1,877,642)	—	532,459
Right-of-use assets		1,378,027	(771,552)	—	606,475

	~~W~~	7,138,671	(3,157,365)	(9,002)	3,972,304

	2024
	Acquisition cost		Accumulated depreciation	Accumulated Impairment	Carrying amount
Land	~~W~~	2,028,761	—	—	2,028,761
Buildings		1,314,682	(565,350)	(10,706)	738,626
Other assets		2,482,527	(1,967,572)	—	514,955
Right-of-use assets		1,717,665	(842,415)	—	875,250

	~~W~~	7,543,635	(3,375,337)	(10,706)	4,157,592

(b)	Changes in property and equipment for the years ended December 31, 2023 and 2024 are as follows:

	2023
	Land		Buildings	Others	Right-of-use assets	Total
Beginning balance	~~W~~	2,101,176	702,257	588,454	619,210	4,011,097
Acquisition (*1)		1,480	105,761	146,405	370,724	624,370
Disposal (*1)		(741)	(1,501)	(3,546)	(71,052)	(76,840)
Depreciation (*2)		—	(54,486)	(202,124)	(313,755)	(570,365)
Asset impairment		—	(1,409)	—	—	(1,409)
Amounts transferred from (to) investment property		(57,226)	40,548	—	—	(16,678)
Amounts transferred from (to) intangible assets		—	—	1,550	—	1,550
Amounts transferred from (to) non-current assets held for sale (*3)		(1,688)	(754)	—	—	(2,442)
Amounts transferred from (to) operating lease assets		—	—	221	—	221
Effects of foreign currency adjustments		118	(165)	1,499	1,348	2,800

Ending balance	~~W~~	2,043,119	790,251	532,459	606,475	3,972,304

(*1)	During 2023, ~~W~~ 82,179 million transferred from assets-under-construction is included.
(*2)	Included in general administrative expense, other operating income (loss) and insurance service expense of the consolidated statements of comprehensive income.
(*3)	Includes buildings, land, etc.

	2024
	Land		Buildings	Others	Right-of-use assets	Total
Beginning balance	~~W~~	2,043,119	790,251	532,459	606,475	3,972,304
Acquisition (*1)		40,480	23,661	199,988	624,103	888,232
Disposal (*1)		(500)	(854)	(10,774)	(45,452)	(57,580)
Depreciation (*2)		—	(57,341)	(209,156)	(329,946)	(596,443)
Asset impairment		—	(1,703)	—	53	(1,650)
Amounts transferred from (to) investment property		(61,432)	(16,320)	—	—	(77,752)
Amounts transferred from (to) intangible assets		—	—	2,302	—	2,302
Amounts transferred from (to) non-current assets held for sale (*3)		528	511	—	—	1,039
Amounts transferred from (to) operating lease assets		—	—	80	—	80
Effects of foreign currency adjustments		6,566	421	56	20,017	27,060

Ending balance	~~W~~	2,028,761	738,626	514,955	875,250	4,157,592

(*1)	During 2024, ~~W~~ 26,185 million transferred from assets-under-construction is included.
(*2)	Included in general administrative expense, other operating income (loss) and insurance service expense of the consolidated statements of comprehensive income.
(*3)	Includes buildings, land, etc.

(c)	Insured assets and liability insurance as of December 31, 2024 are as follows:

	2024
Type of insurance	Insured assets and objects	Amount covered	Insurance company
Comprehensive insurance for financial institutions	Cash (including ATM)	31,500	Samsung Fire & Marine Insurance Co., Ltd., etc.
Comprehensive Property insurance	Property Total Risk, Machine Risk, General Liability Collateral	1,380,897	Samsung Fire & Marine Insurance Co., Ltd., etc.
Fire insurance	Business property and real estate	12,869	Meritz Fire & Marine Insurance Co., Ltd., etc.
Compensation liability insurance for officers	Officer liability of executives	50,000	Meritz Fire & Marine Insurance Co., Ltd., etc.
Burglary insurance	Cash and securities	60,000	Samsung Fire & Marine Insurance Co., Ltd., etc.
Others	Personal information liability insurance, etc.	56,639	Samsung Fire & Marine Insurance Co., Ltd., etc.

(*)	Aside from the insurance mentioned above, the Group has entered into car insurance, medical insurance, property insurance, and employee accident insurance.